INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

	As of December 31,
	2014	2015

Core technology	$596	$571
Complete technology	73	74
Contract backlogs	336	343
Customer relationship	1,553	1,559
Digital watermarking technology	990	925
Image tracing technology	410	427

	3,958	3,899
Less: accumulated amortization
Core technology	(502)	(517)
Complete technology	(73)	(74)
Contract backlogs	(336)	(343)
Customer relationship	(1,207)	(1,265)
Digital watermarking technology	(990)	(925)
Image tracing technology	(119)	(121)

	(3,227)	(3,245)
Less: impairment loss of image tracing technology	(291)	(306)

	$440	$348